Updating Summary Prospectus dated May 1, 2025 For Current Policy Owners

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME IV
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal National Life Insurance Company through its
Principal National Life Insurance Company Variable Life Separate Account

You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Policy. This Updating Summary Prospectus is only for the use of current Policy owners.
This Updating Summary Prospectus is being mailed to you instead of the longer statutory prospectus that was mailed to you in the past. The statutory prospectus is also available to you and contains more information about the Policy, including its features, benefits, and risks. You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/VULIncome4Report. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about your Policy, please contact your registered representative.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.
The SEC has not approved or disapproved this Policy or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

Updating Summary Prospectus Contents

Updated Information about Your Policy	2
Important Information You Should Consider about the Policy	2
Appendix: Underlying Funds Available under the Policy	5

Updated Information about Your Policy
This is a summary of certain Policy features that have changed since the statutory prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy.
Portfolio Companies
•AllianceBernstein VPS Discovery Value Portfolio was formerly known as AllianceBernstein VPS Small/MidCap Value Portfolio.
•PVC Principal LifeTime 2010 Account merged into PVC Principal LifeTime Strategic Income Account on or about April 28, 2023.
•Putnam VT Large Cap Growth Fund was formerly known as Putnam VT Growth Opportunities Fund.

Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

For Policies dated before 12/15/2021: Guaranteed Maximum: $57.77 per $1,000 of Face Amount (5.78%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,777 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

For Policies dated 12/15/2021 and after (in states where approved; otherwise we apply the above charges regardless of Policy Date): Guaranteed Maximum: $57.54 per $1,000 of Face Amount (5.75%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,754 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.86%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

Appendix: Underlying Funds Available under the Policy
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.81%	10.02%	8.86%	7.63%
AllianceBernstein International Value - Class A(1)	International Equity	AllianceBernstein	0.92%	5.07%	3.53%	3.25%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.76%	6.58%	4.84%	5.90%
American Funds Insurance Series Growth - Class 2	Large US Equity	Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
American Funds Insurance Series International - Class 2	International Equity	Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
American Funds Insurance Series New World - Class 2(1)	International Equity	Capital Research and Management Company	0.82%	6.56%	4.54%	6.22%
American Funds Insurance Series Washington Mutual Investors - Class 2(1)	Large US Equity	Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	12.33%	9.00%	7.22%
CVT Investment Grade Bond Index - Class I(1)	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	1.03%	-0.36%	1.20%
CVT Russell 2000 Small Cap Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.59%	11.00%	6.94%	7.24%
CVT S&P MidCap 400 Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.53%	13.29%	9.78%	9.08%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.81%	10.01%	6.61%	7.29%
DWS Small Mid Cap Value - Class B(1)	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	5.79%	5.51%	5.20%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.81%	33.45%	16.74%	13.33%
Fidelity VIP Energy - Service Class 2(2)	Other - Equity Energy	Fidelity Management and Research Co	0.85%	4.02%	12.13%	4.19%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.72%	15.06%	9.80%	8.95%

Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	12.03%	8.53%		8.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.35%	5.01%	2.27%	1.55%
Fidelity VIP High Income - Service Class 2	Fixed Income	Fidelity Management and Research Co	1.06%	8.62%	2.47%	3.90%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.41%	4.82%	3.83%		3.38%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	17.18%	11.06%	8.94%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.36%	23.38%	13.46%		13.09%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.16%	4.66%	6.42%	5.87%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.88%	10.79%	10.30%	10.44%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.90%	11.71%	8.36%	8.17%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2(1)	Fixed Income	Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
Invesco VI American Value- Series I	Small/Mid US Equity	Invesco Advisers, Inc.	0.89%	30.41%	13.69%	9.12%
Invesco VI Core Equity- Series II	Large US Equity	Invesco Advisers, Inc.	1.05%	25.29%	12.07%	9.15%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity	Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Invesco VI Main Street Small Cap - Series II(1)	Small/Mid US Equity	Invesco Advisers, Inc.	1.11%	12.41%	10.22%	8.73%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
Janus Henderson Series Forty - Service Shares	Large US Equity	Janus Capital Management LLC	0.83%	28.14%	15.12%	15.36%
Janus Henderson Global Sustainable Equity- Service (available starting June 6, 2022)	International Equity	Janus Henderson Investors US LLC	0.99%	11.01%			5.52%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology	Janus Capital Management LLC	0.97%	31.76%	17.80%	19.06%
Lord Abbett Series Fund Developing Growth- Class VC(1)	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	22.18%	7.27%	8.59%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	24.79%	11.27%	10.79%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.96%	12.84%	7.91%	7.97%

LVIP American Century Inflation Protection - Service Class	Inflation-Protected Bond	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.72%	1.54%	1.22%	1.73%
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	1.01%	8.52%	7.13%	7.87%
LVIP American Century Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.86%	9.29%	8.41%	8.01%
Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.04%	11.02%	6.83%	7.30%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.82%	4.65%	5.94%	7.75%
MFS Mid Cap Value- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
MFS New Discovery- Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.12%	6.44%	4.71%	8.92%
MFS New Discovery Value - Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.13%	9.18%	8.40%	9.67%
MFS Utilities - Service Class	Other - Utilities	Massachusetts Financial Services Company	1.04%	11.34%	5.61%	6.02%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.89%	25.84%	13.97%	11.44%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.49%	0.90%	-0.09%	1.58%
PVC Diversified International- Class 1	International Equity	Principal Global Investors	0.85%	4.71%	4.64%	5.06%
PVC Equity Income- Class 1	Large US Equity	Principal Global Investors	0.48%	15.50%	8.43%	9.48%
PVC Global Emerging Markets- Class 1(1)	International Equity	Principal Global Investors	1.14%	6.51%	2.14%	3.21%
PVC Government & High Quality Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	0.62%	-1.18%	0.57%
PVC LargeCap Growth I- Class 1(1)	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.67%	25.14%	13.93%	14.63%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.67%	24.74%	14.23%	12.80%
PVC MidCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.53%	20.27%	11.65%	12.57%
PVC Principal Capital Appreciation- Class 1	Large US Equity	Principal Global Investors	0.63%	25.85%	14.84%	13.15%
PVC Principal LifeTime 2020- Class 1	Asset Allocation	Principal Global Investors	0.50%	7.43%	4.94%	5.51%
PVC Principal LifeTime 2030- Class 1	Asset Allocation	Principal Global Investors	0.52%	9.05%	6.22%	6.63%
PVC Principal LifeTime 2040- Class 1	Asset Allocation	Principal Global Investors	0.58%	11.55%	7.66%	7.69%
PVC Principal LifeTime 2050- Class 1	Asset Allocation	Principal Global Investors	0.62%	13.29%	8.62%	8.38%
PVC Principal LifeTime 2060- Class 1(1)	Asset Allocation	Principal Global Investors	0.64%	13.28%	8.76%	8.49%

PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation	Principal Global Investors	0.50%	6.71%	3.45%	3.85%
PVC Real Estate Securities- Class 1	Small/Mid US Equity	Principal Global Investors	0.79%	5.59%	3.90%	6.25%
PVC SAM Balanced- Class 1	Asset Allocation	Principal Global Investors	0.70%	12.62%	6.75%	6.79%
PVC SAM Conservative Balanced- Class 1	Asset Allocation	Principal Global Investors	0.67%	8.97%	4.65%	5.14%
PVC SAM Conservative Growth- Class 1	Asset Allocation	Principal Global Investors	0.73%	15.23%	8.50%	8.25%
PVC SAM Flexible Income- Class 1	Asset Allocation	Principal Global Investors	0.65%	6.69%	3.06%	3.98%
PVC SAM Strategic Growth- Class 1	Asset Allocation	Principal Global Investors	0.75%	17.02%	9.88%	9.07%
PVC Short-Term Income- Class 1	Short-Term Fixed Income	Principal Global Investors	0.41%	5.09%	1.92%	2.05%
PVC SmallCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.84%	6.99%	7.57%	8.03%
Putnam VT Small Cap Value - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.89%	6.20%	10.71%	8.10%
Putnam VT Small Cap Growth - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.80%	23.33%	12.97%	9.64%
Putnam VT Large Cap Growth - Class 1B	Large US Equity	Putnam Investment Management LLC	1.13%	33.41%	17.91%	16.21%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.76%	6.09%	3.23%	3.54%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.75%	7.71%	4.11%	3.96%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.75%	7.58%	3.88%	3.99%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.30%	-3.09%	7.28%	0.57%
Wanger International(1)	International Equity	Columbia Wanger Asset Management, LLC	1.08%	-8.25%	-0.72%	3.07%

(1)The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.
(2) Investment Option will be available on May 31, 2025.

This Updating Summary Prospectus incorporates by reference the Statutory Prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2025, as amended or supplemented, which are available online at Principal.com@VULIncome3Report, by calling 1-800-247-9988, or by sending an email request to Lifeinsurance@principal.com.

Principal® Variable Universal Life Income IV
EDGAR Contract Identifier. C000215088